Derivative Instruments (Schedule Of Derivative Instruments, Effect On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (7,906)	$ 143	$ (5,161)
Bond Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(1,738)
Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(7,221)	97	(4,270)
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(685)	46	847
General and Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(6,861)	630	(4,111)
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (360)	$ (533)	$ (159)